Goodwill and Intangible Assets - Intangible Assets Arising from Acquisition (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 41,878
Less: Accumulated amortization	(6,223)
Intangible assets, net	35,655	38,191
Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life		1 year
Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life		18 years
Successor
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets		41,878
Less: Accumulated amortization		(3,687)
Intangible assets, net		38,191
Supplier Agreements
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	21,997
Supplier Agreements | Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year	1 year
Supplier Agreements | Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	20 years	20 years
Supplier Agreements | Successor
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets		21,997
Customer Contracts And Relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	18,132
Customer Contracts And Relationships | Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year	1 year
Customer Contracts And Relationships | Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	10 years	10 years
Customer Contracts And Relationships | Successor
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets		18,132
Other Intangible Assets
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	1,749
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year	1 year
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	3 years	3 years
Other Intangible Assets | Successor
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets		$ 1,749